Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Costs Incurred for Oil and Gas Producing Activities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Argentina [member]
Disclosure of information about consolidated structured entities [Line Items]
Acquisition of unproved properties	$ 715	$ 4,171	$ 276
Acquisition of proved properties			166
Exploration costs	2,348	9,115	7,283
Development costs	61,441	132,289	53,553
Total costs incurred	64,504	145,575	61,278
Other foreign [Member]
Disclosure of information about consolidated structured entities [Line Items]
Exploration costs	141	771	381
Total costs incurred	141	771	381
Worldwide [member]
Disclosure of information about consolidated structured entities [Line Items]
Acquisition of unproved properties	715	4,171	276
Acquisition of proved properties			166
Exploration costs	2,489	9,886	7,664
Development costs	61,441	132,289	53,553
Total costs incurred	$ 64,645	$ 146,346	$ 61,659